Share-based Compensation - Hutchmed Share Based Compensation Expense (Details) - Hutchmed Share Option Scheme - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation
Share-based compensation expense	$ 3,741,000	$ 7,925,000
Unrecognized compensation cost	$ 17,673,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	2 years 11 months 8 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 2,795,000	4,101,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	871,000	3,749,000
Cost of revenues
Share-based Compensation
Share-based compensation expense	$ 75,000	$ 75,000